STATEMENT OF OPERATIONS (FY)	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 237,630
Loss from operations	(237,630)
Other income:
Change in fair value of warrant liabilities	(3,918,000)
Transaction costs allocable to warrant liabilities	(355,812)
Other offering expense related to warrant liabilities	(55,000)
Interest earned on marketable securities held in Trust Account	3,093
Total other income (loss), net	(4,325,719)
Loss before provision for income taxes	(4,563,349)
Net income (loss)	$ (4,563,349)
Class A Common Stock Subject to Possible Redemption [Member]
Other income:
Basic and diluted weighted average shares outstanding (in shares) | shares	7,779,412
Basic and diluted net loss per share (in dollars per share) | $ / shares	$ (0.42)
Class B Common Stock Subject to Possible Redemption [Member]
Other income:
Basic and diluted weighted average shares outstanding (in shares) | shares	3,128,676
Basic and diluted net loss per share (in dollars per share) | $ / shares	$ (0.42)